Oil and Natural Gas Properties - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploratory well costs			$ 0	$ 0
Exploratory dry hole costs			1,300,000	0	$ 0
Abandonment and impairment expense			4,500,000	5,300,000	0
Impaired expense	$ 0	$ 200,000	$ 0	$ 0	$ 0
Depletion expense on capitalized oil and natural gas properties	45,700,000	11,300,000
Exploration Expense
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Amortization expense	$ 14,500,000	$ 0